DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the periods ended June 30, 2015 and December 31, 2014 are summarized below:

Foreign exchange forward		June 30,	December 31,
and options contracts	Balance sheet	2015	2014

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$2,002	$446
	"Other payables and accrued expenses"	$-	$(319)

Gains (losses) recognized in other comprehensive income (loss) (effective portion)	"Other comprehensive income (loss)"	$2,002	$127